Boston 1784 Institutional
                               Money Market Funds

                        [Boston 1784 Funds Logo omitted]

                          Annual Report to Shareholders

                                  May 31, 1998

TABLE OF CONTENTS
================================================================================

LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER'S REPORT                                                    2

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                    4

FINANCIAL STATEMENTS                                                           6

REPORT OF INDEPENDENT ACCOUNTANTS                                             18

NOTICE TO SHAREHOLDERS                                                        19



================================================================================
      BOSTON 1784 FUNDS:

     [BULLET] ARE NOT INSURED BY THE FDICOR ANY OTHER GOVERNMENTAL AGENCY;

     [BULLET] ARE NOT GUARANTEED BY BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES;

     [BULLET] ARE NOT DEPOSITS OR OBLIGATIONS OF BANKBOSTON, N.A. OR ANY OF ITS
              AFFILIATES;

     [BULLET] INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
              AMOUNT INVESTED.

     BANKBOSTON, N.A. SERVES AS INVESTMENT ADVISER, CUSTODIAN AND SHAREHOLDER SERVICING AGENT FOR BOSTON 1784 FUNDS. BOSTON 1784 FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., A PARTY INDEPENDENT OF BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES. FINANCIAL SERVICES COUNSELORS ARE REGISTERED REPRESENTATIVES OF BANKBOSTON INVESTOR SERVICES, INC. (MEMBER NASD/SIPC), A WHOLLY-OWNED SUBSIDIARY OF BANKBOSTON, N.A.
================================================================================

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS

LETTER TO SHAREHOLDERS
================================================================================

[PHOTO OF ALLEN CROESSMANN, MANAGING DIRECTOR OMITTED]

[PHOTO OF ROBERT NESHER, PRESIDENT OMITTED]

We are pleased to provide this Annual Report covering, for the first time, two Boston 1784 Institutional Money Market Funds:

[BULLET] BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND. For the year ended May 31, 1998, the Fund produced a total return of 5.36%, outperforming both its IBC/Financial Data and Lipper benchmarks for the same period, and ranking it in the top 25% (26 out of 114) of the Lipper Institutional U.S. Treasury Money Market Average. Moreover, the Fund achieved these results while maintaining stringent credit standards and sustaining an `AAAm' rating from Standard & Poor's, which is based on the Fund's credit quality, market price exposure and management. The Fund's net assets totaled $4.29 billion as of May 31, 1998.

[BULLET] BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND. This Fund began operations on November 5, 1997 and as of May 31, 1998 had $302 million in net assets. Total annualized return through May 31, 1998 was 5.55%.

You'll find more complete information on both Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund in the Management's Discussion of Fund Performance section of this report. Please keep in mind that past performance is no guarantee of future results.

Thank you for selecting Boston 1784 Funds to manage your cash reserves. Please contact your Investment Counselor or call 1-800-BKB-1784 with any questions about your account.


                                  Sincerely,

                                  /S/ SIGNATURE        /S/ SIGNATURE
                                  Robert Nesher        Allen Croessmann
                                  President            Managing Director,
                                  Boston 1784 Funds    Investment Services
                                                       BankBoston, N.A.

INVESTMENT ADVISER'S REPORT
================================================================================

[PHOTO OF EDWARD G. RILEY, JR., CHIEF INVESTMENT OFFICER OMITTED]

If the past year had a theme song, it might well be, "The Beat Goes On." Despite occasional ups and downs in the financial market, investors were the beneficiaries of stable interest rates, the 8th year of a bull market in stocks, and the 7th year of economic expansion.
   There's no doubt that this is a robust economy. In 1997, we saw solid growth in the Gross Domestic Product (GDP), while the first quarter of 1998 saw an annualized 5.4% increase in GDP. Auto sales are firm and dealers report improving floor traffic. Retail sales are up. Banks point to solid loan demand. And all this with barely a hint of inflation, which hovers around a negligible 1%.
   But, as we enter the second half of 1998, there are clear hints that things won't go as smoothly as in the first half. The pace of manufacturing and employment growth are slowing -- yet the pressure to increase prices to maintain profits continues to rise. Unfortunately, the other antidote to profit declines is layoffs. With slowing revenue growth in the second half, companies will be particularly hard pressed to sustain earnings, avoid price increases, and maintain employment levels -- much less raises -- all at the same time.
   Storm clouds may be massing on the inflation horizon as well. The housing component of the Consumer Price Index (CPI) is rising, medical inflation is accelerating, and prices in the service sector of the economy are going up. Although productivity is strong, wages and salaries are increasing at a 4.4% rate, not far behind the economy's robust 5.4% growth. As a result, the most recent CPI increase was the largest in six months, while the Producer Price Index increased for the first time in six months.

MONEY MARKET REVIEW
   Despite much discussion to the contrary, however, the Federal Reserve Board has left the Federal Funds rate unchanged at 5.50%, following a 0.25% increase in March 1997. Moreover, we do not expect short-term interest rates to increase in the near future -- and, in fact, we could argue that they should come down further. Historically, the real Federal Funds rate -- the difference between the stated interest rate and inflation -- has ranged between 2.5% and 3.0%. Simple arithmetic leads to the conclusion that rates should drop by another 100 basis points (1%) or more. Obviously, despite its economic benefits, such a move would not be good news for money market investors.
   Of course, the Federal Reserve Board is walking a tightrope. It is concerned about economic inflation, and Chairman Greenspan periodically

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

buffets the markets by voicing his thoughts on asset inflation. The natural inclination of an inflation-fighter is to raise rather than lower rates, but the Federal Reserve Board cannot afford to do that with economic growth slowing and the Asian crisis threatening a regional, or even global, recession. The result: assuming inflation remains subdued, short-term interest rates will remain unchanged for the near-term and possibly decline by year end.



/S/ SIGNATURE
Edward G. Riley, Jr.
Chief Investment Officer
BankBoston, N.A.

     FEDERAL FUNDS RATE
MAY 31, 1995 -- MAY 31, 1998

    [LINE GRAPH OMITTED]
   PLOT POINTS TO FOLLOW:
      Month     Rate
      May 1995  6.01%
      Nov 1995  5.80%
      May 1996  5.24%
      Nov 1996  5.31%
      May 1997  5.50%
      Nov 1997  5.50%
      May 1998  5.50%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
================================================================================

BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
The objective of Boston 1784 Institutional U.S. Treasury Money Market Fund is to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income. As of May 31, 1998, the Fund had grown to $4.29 billion in net assets from $2.59 billion in net assets on June 1, 1997.
   For the year ended May 31, 1998, the Fund had a total return of 5.36%, compared with returns of 5.26% for the IBC/Financial Data Government-Only Institutional-Only Average and 5.18% for the Lipper Institutional U.S. Treasury Money Market Average for the same period. The Fund ranked in the top 25% (26 of 114) of the Lipper Institutional U.S. Treasury Money Market Average. The 7-day yield as of May 31, 1998 was 5.21%.
   In July 1997, The Fund's "AAAm" rating was again confirmed by Standard and Poor's. The rating is based on an analysis of the Fund's credit quality, market price exposure and management. The rating signifies that, in the opinion of Standard and Poor's, the Fund offers excellent safety of principal and a superior capacity to maintain a $1.00 per share net asset value at all times. The Fund attempts to maintain these characteristics through conservative investment practices and strict internal controls. The Fund is reviewed on a weekly basis by Standard and Poor's.
   The Fund invests primarily in U.S. government agency securities, U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.
   The Federal Funds rate has remained unchanged at 5.50% since March 1997 and we do not anticipate any movement in short-term interest rates in the near future given the apparent low inflation in the economy.

           BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND, VERSUS THE IBC/FINANCIAL DATA GOVERNMENT-ONLY INSTITUTIONAL-ONLY AVERAGE AND THE LIPPER INSTITUTIONAL U.S.
                         TREASURY MONEY MARKET AVERAGE

ONE YEAR RETURN              5.36%
ANNUALIZED 3 YEAR RETURN     5.33%
ANNUALIZED INCEPTION TO DATE 4.84%

[LINE GRAPH OMITTED]
PLOT POINTS TO FOLLOW:
 BOSTON 1784 INSTITUTIONAL      IBC/FINANCIAL DATA     LIPPER INSTITUTIONAL
    U.S. TREASURY MONEY         GOVERNMENT-ONLY        U.S. TREASURY MONEY
         MARKET FUND       INSTITUTIONAL-ONLY AVERAGE     MARKET AVERAGE
6/30/93    $10,000                   $10,000                  $10,000
May 1994   $10,286                   $10,275                  $10,271
May 1995   $10,805                   $10,784                  $10,773
May 1996   $11,394                   $11,363                  $11,343
May 1997   $11,982                   $11,940                  $11,912
May 1998   $12,624                   $12,568                  $12,529

PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
The objective of Boston 1784 Institutional Prime Money Market Fund is to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income. The Fund began operations on November 5, 1997 and as of May 31, 1998 had $302.3 million in net assets.
   For the period November 5, 1997 through May 31, 1998, the Fund had an annualized return of 5.55%, compared with returns of 5.31% for the IBC/Financial Data First Tier Institutional Only Average and 5.31% for the Lipper Institutional Money Market Funds Average for the same period. Based on total return, the Fund ranked among the top 34% (102 of 299) of the Lipper Institutional Money Market Funds Average for the period ended May 31, 1998. The 7-day yield as of May 31, 1998 was 5.31%. The Fund's return and resulting ranking reflect a waiver of certain management fees and expenses (see Financial Highlights).
   The Fund invests primarily in high quality money market instruments, including short-term U.S. government obligations, corporate bonds, bank obligations (including certificates of deposit, bankers' acceptances and fixed time obligations), commercial paper, variable rate demand notes, taxable municipal securities and repurchase agreements.
   We expect interest rates to remain fairly stable in the near term given the relatively low rate of inflation in the economy.

               BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN BOSTON 1784 PRIME MONEY MARKET FUND, VERSUS THE IBC/FINANCIAL DATA FIRSTTIER INSTITUTIONAL ONLY
         AVERAGE AND THE LIPPER INSTITUTIONAL MONEY MARKET FUNDS AVERAGE

ANNUALIZED INCEPTION TO DATE 5.55%
CUMULATIVE INCEPTION TO DATE 3.11%

[LINE GRAPH OMITTED]
PLOT POINTS TO FOLLOW:
       BOSTON 1784 INSTITUTIONAL    IBC/FINANCIAL DATA      LIPPER INSTITUTIONAL
              PRIME MONEY               FIRST TIER              MONEY MARKET
              MARKET FUND       INSTITUTIONAL-ONLY AVERAGE      FUNDS AVERAGE
11/30/97        $10,000                   $10,000                  $10,000
May 1998        $10,271                   $10,269                  $10,265


PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

AS OF MAY 31, 1998

STATEMENT OF NET ASSETS
================================================================================

BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.3%
   U.S. Treasury Bills (A)
       5.146%,  09/17/98           $45,000  $   44,320
       5.198%,  10/15/98            45,000      44,139
       5.245%,  11/12/98            50,000      48,834
       5.267%,  11/27/98            67,000      65,291
   U.S. Treasury Notes
       5.250%,  07/31/98            47,500      47,475
       6.250%,  07/31/98            92,850      92,945
       6.125%,  08/31/98           128,265     128,416
       6.000%,  09/30/98            25,000      25,051
       5.625%,  11/30/98            45,000      45,043
       5.875%,  01/31/99            45,000      45,122
       6.250%,  03/31/99            66,500      66,877
                                             ---------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $653,513)                             653,513
                                             ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 28.6%
   Federal Home Loan Bank
       5.775%,  10/30/98            15,000      15,007
       5.835%,  12/17/98            21,150      21,144
   Federal Home Loan Bank (B)
       5.590%,  06/02/98            27,000      26,990
       5.630%,  06/02/98            10,000       9,998
   Federal Home Loan Mortgage
      Corporation (A)
       5.439%,  06/10/98            25,000      24,966
       5.482%,  06/12/98            20,000      19,967
       5.488%,  06/12/98            11,000      10,982
       5.451%,  06/15/98            25,000      24,947
       5.452%,  06/18/98            72,500      72,315
       5.454%,  06/18/98            15,000      14,962
       5.432%,  06/19/98            13,500      13,464
       5.436%,  06/23/98            35,000      34,884
       5.445%,  06/26/98            25,000      24,906
       5.461%,  06/26/98            45,000      44,830
       5.458%,  06/30/98            25,000      24,891
       5.466%,  07/30/98            22,500      22,301
       5.454%,  08/07/98            17,000      16,830
       5.482%,  09/30/98             9,636       9,463
       5.536%,  10/09/98             2,000       1,961
   Federal National Mortgage
      Association
       5.740%,  06/09/98             2,500       2,500
       5.350%,  07/16/98             9,000       8,996
       5.350%,  08/12/98             2,735       2,733

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   Federal National Mortgage
      Association (A)
       5.461%,  06/10/98           $45,000 $    44,939
       5.470%,  06/10/98            50,000      49,932
       5.493%,  06/11/98            45,000      44,932
       5.497%,  06/19/98            25,000      24,932
       5.460%,  06/30/98            22,000      21,904
       5.486%,  07/15/98            50,000      49,669
       5.481%,  07/17/98            45,000      44,689
       5.479%,  07/23/98            26,731      26,522
       5.476%,  07/24/98            25,000      24,801
       5.483%,  07/27/98            29,000      28,756
       5.485%,  07/30/98            22,769      22,567
       5.488%,  09/14/98            15,000      14,765
       5.496%,  09/24/98            44,350      43,589
       5.501%,  09/24/98            25,500      25,062
       5.500%,  10/08/98            25,000      24,518
       5.482%,  10/13/98             5,000       4,901
       5.507%,  11/16/98            46,000      44,849
       5.498%,  12/30/98            33,395      32,355
    Federal National Mortgage
      Association (B)
       5.335%,  06/02/98             6,500       6,494
       5.511%,  06/14/98             2,000       1,999
   Federal National Mortgage
      Association, MTN
       7.000%,  07/13/98             5,000       5,008
       5.390%,  08/05/98             7,500       7,499
   Federal National Mortgage
      Association, MTN (B)
       5.400%,  06/02/98            10,000      10,000
       5.545%,  06/02/98            25,000      24,998
   Student Loan Marketing
      Association (B)
       5.345%,  06/02/98            67,636      67,618
       5.355%,  06/02/98            58,900      58,877
       5.427%,  06/02/98            20,675      20,671
                                             ---------
TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $1,225,883)                         1,225,883
                                             ---------

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 55.6%
   Dean Witter
      5.530%, dated 05/29/98, matures
      06/01/98, repurchase price
      $160,073,733 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $163,200,256) (C)           $160,000    $160,000
   First Boston
      5.500%, dated 05/29/98, matures
      06/01/98, repurchase price
      $161,073,792 (collateralized
      by U.S. Treasury Bonds:
      total market value
      $162,014,812) (C)            161,000     161,000
   Goldman Sachs
      5.600%, dated 05/29/98, matures
      06/01/98, repurchase price
      $200,093,333 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $204,000,295) (C)            200,000     200,000
   Greenwich Capital
      5.550%, dated 05/29/98, matures
      06/01/98, repurchase price
      $610,282,125 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $622,226,263) (C)            610,000     610,000
   Hong Kong Shanghai Bank
      5.520%, dated 05/29/98, matures
      06/01/98, repurchase price
      $161,074,060 (collateralized
      by a U.S. Treasury Bond:
      total market value
      $163,847,500) (C)            161,000     161,000
   J. P. Morgan
      5.570%, dated 05/29/98, matures
      06/01/98, repurchase price
      $477,385,216 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $486,715,905) (C)            477,164     477,164

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   Prudential Securities
      5.570%, dated 05/29/98, matures
      06/01/98, repurchase price
      $615,285,463 collateralized
      by U.S. Treasury Instruments:
      total market value
      $627,293,267) (C)           $615,000  $  615,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,384,164)                         2,384,164
                                            ----------
TOTAL INVESTMENTS -- 99.5%
   (Cost $4,263,560)                         4,263,560
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.5%                                  22,241
                                            ----------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 4,285,609,599
   outstanding shares of
   beneficial interest                       4,285,610
Accumulated net realized
   gain on investments                              76
Undistributed net investment income                115
                                            ----------
TOTAL NET ASSETS -- 100.0%                  $4,285,801
                                            ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                            ==========

(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF MAY 31, 1998.
(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 1998. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(C) TRI-PARTY REPURCHASE AGREEMENT
MTN--MEDIUM TERM NOTE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF MAY 31, 1998

STATEMENT OF NET ASSETS
================================================================================

BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 52.2%
  BANKS -- 7.9%
   Abbey National Bank (A)
       5.613%,  10/20/98            $6,000  $    5,872
   Banc One (A)
       5.556%,  06/02/98             8,000       7,999
   Credit Suisse First Boston (A)
       5.557%,  07/15/98             4,000       3,973
       5.617%,  07/15/98             4,000       3,973
       5.594%,  08/27/98             2,000       1,973
                                            ----------
                                                23,790
                                            ----------
  FINANCIAL SERVICES -- 39.9%
   Alpine Securitization (A)
       5.563%,  06/11/98             5,000       4,992
   Alpine Securitiztion (A)
       5.596%,  08/11/98             4,000       3,956
   Bankers Trust Alex Brown
      Holdings Funding (A)
       5.632%,  10/22/98             6,000       5,869
   Barton Capital (A)
       5.440%,  06/03/98             3,618       3,617
       5.553%,  06/05/98             1,580       1,579
       5.560%,  06/19/98             3,000       2,992
   Centric Capital (A)
       5.578%,  07/10/98             5,000       4,970
   Corporate Receivable (A)
       5.553%,  06/12/98             3,000       2,995
   Delaware Funding (A)
       5.567%,  07/20/98             4,000       3,970
   Falcon Asset Securitization (A)
       5.536%,  06/09/98             3,000       2,996
       5.546%,  06/12/98             2,000       1,997
       5.549%,  06/18/98             5,000       4,987
   General Electric Capital (A)
       5.576%,  06/03/98             4,708       4,707
       5.572%,  06/10/98             5,000       4,993
   Greenwich Funding (A)
       5.552%,  06/02/98             5,000       4,999
       5.581%,  07/20/98             2,099       2,083
       5.594%,  07/29/98             3,000       2,973
   J.P. Morgan (A)
       5.645%,  11/16/98             8,000       7,795

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   Merrill Lynch (A)
       5.554%,  06/19/98         $   1,180  $    1,177
       5.553%,  06/26/98             2,000       1,992
       5.568%,  07/30/98             3,000       2,973
       5.581%,  08/06/98             3,000       2,970
   Prudential Funding (A)
       5.653%,  06/01/98            10,000      10,000
   Receivables Capital (A)
       5.665%,  06/04/98             5,000       4,998
       5.566%,  06/18/98             1,000         997
       5.575%,  06/19/98             3,000       2,992
   UBS Finance (A)
       5.643%,  06/01/98            10,000      10,000
   Woodstreet Funding (A)
       5.653%,  06/01/98            10,000      10,000
                                            ----------
                                               120,569
                                            ----------
  MUNICIPALS -- 4.4%
   Dekalb County, Georgia,
       Emory University
       5.650%,  06/04/98             2,000       2,000
   Lower Colorado River Authority
       5.630%,  06/30/98             3,500       3,500
   New York City, New York
       5.600%,  06/11/98             2,000       2,000
       5.630%,  07/02/98             2,300       2,300
       5.650%,  07/08/98             1,035       1,035
   Saint Paul, Minnesota GO
       5.720%,  08/14/98             2,500       2,500
                                            ----------
                                                13,335
                                            ----------
TOTAL COMMERCIAL PAPER
   (Cost $157,694)                             157,694
                                            ----------

CORPORATE BONDS -- 12.6%
   Associates, MTN
       5.560%,  12/17/98             1,000         999
   Bank One Wisconsin
       5.740%,  05/11/99             1,000         999
   Bowie Assisted Living,
      Series 1997, LOC (B) (C)
       5.800%,  06/03/98             6,200       6,200

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
   Chrysler
       5.625%,  01/15/99            $1,450  $    1,449
   Chrysler Financial, MTN
       5.740%,  01/11/99             4,000       4,003
   First Chicago National Bank
       8.500%,  06/01/98             1,025       1,025
       6.050%,  11/04/98             6,000       6,006
   Ford Motor Credit
       5.320%,  09/15/98               400         400
       7.250%,  05/15/99             1,583       1,603
   Ford Motor Credit, MTN
       7.900%,  05/17/99             5,000       5,099
   General Motors Acceptance
       7.750%,  01/15/99               495         501
   IBM Credit
       5.680%,  05/07/99             1,000         999
   Manufacturers Hanover
       8.500%,  02/15/99             1,170       1,192
   Merrill Lynch, EU
       5.500%,  02/16/99             3,400       3,388
   NationsBank
       5.125%,  09/15/98               400         399
   Norwest Financial
       6.230%,  09/01/98             1,000       1,001
   PepsiCo
       7.625%,  11/01/98               250         252
   Uno, LOC (B)
       5.700%,  06/03/98             2,700       2,700
                                            ----------
TOTAL CORPORATE BONDS
   (Cost $38,215)                               38,215
                                            ----------

TAXABLE MUNICIPAL BONDS -- 5.3%
   Barton Healthcare LLC (B)
       5.700%,  06/03/98               700         700
   Catholic Health Initiatives (B)
       5.600%,  06/03/98             5,000       5,000
   Illinois State Student
      Assistance RB, LOC (B)
       5.610%,  06/03/98             5,000       5,000

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles, California,
      Community Redevelopment
      Agency RB, FSA (B)
       5.650%,  06/03/98            $2,500  $    2,500
   Maryland State Health & Higher
      Education Facilities RB,
      Series B, LOC (B)
       5.750%,  06/03/98             3,000       3,000
                                            ----------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $16,200)                               16,200
                                            ----------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 6.3%
   Federal Home Loan Bank
       5.835%,  12/17/98             3,000       2,999
       5.625%,  03/12/99             5,000       4,999
   Federal Home Loan Mortgage
      Corporation
       5.630%,  01/05/99             1,000       1,000
   Federal National Mortgage
      Association, MTN
       7.000%,  07/13/98             5,000       5,008
       5.890%,  12/30/98             5,000       5,000
                                            ----------
TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $19,006)                               19,006
                                            ----------

CERTIFICATE OF DEPOSIT -- 2.0%
   Societe Generale
       5.765%,  04/19/99             6,000       6,000
                                            ----------
TOTAL CERTIFICATE OF DEPOSIT
   (Cost $6,000)                                 6,000
                                            ----------

AS OF MAY 31, 1998

STATEMENT OF NET ASSETS
================================================================================

BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 21.3%
   J.P. Morgan
      5.570%, dated 05/29/98, matures
      06/01/98, repurchase price
      $24,409,979 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $24,869,525) (D)             $24,399    $ 24,399
   Paine Webber
      5.550%, dated 05/29/98, matures
      06/01/98, repurchase price
      $40,018,500 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $40,790,345) (D)              40,000      40,000
                                              --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $64,399)                               64,399
                                              --------
TOTAL INVESTMENTS -- 99.7%
   (Cost $301,514)                             301,514
                                              --------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.3%                                     824
                                              --------

--------------------------------------------------------------------------------
DESCRIPTION                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 302,338,000
   outstanding shares of
   beneficial interest                        $302,338
                                              --------
TOTAL NET ASSETS -- 100.0%                    $302,338
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                              ========

(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF MAY 31, 1998.
(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 1998. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(C) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS NORMALLY EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS.
(D) TRI-PARTY REPURCHASE AGREEMENT
EU--EUROBOND
GO--GENERAL OBLIGATION
LOC--SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR
     COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
MTN--MEDIUM TERM NOTE
RB--REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR THE SECURITIES AS SET FORTH IN THE STATEMENT OF NET ASSETS.
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FSA--FINANCIAL SECURITY ASSURANCE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS (000)
================================================================================
FOR THE YEAR ENDED MAY 31, 1998  (EXCEPT WHERE NOTED)

                                                                                BOSTON              BOSTON
                                                                          1784 INSTITUTIONAL  1784 INSTITUTIONAL
                                                                             U.S. TREASURY        PRIME MONEY
                                                                           MONEY MARKET FUND    MARKET FUND (1)
                                                                          ==================  ==================
INTEREST INCOME:                                                              $180,022             $6,397
                                                                              --------             ------
EXPENSES:
  INVESTMENT ADVISORY FEES                                                       6,468                227
  LESS: WAIVER OF INVESTMENT ADVISORY FEES                                          --               (181)
  ADMINISTRATOR FEES                                                             2,303                 79
  REGISTRATION FEES                                                                551                113
  TRANSFER AGENT FEES & EXPENSES                                                   418                 20
  PROFESSIONAL FEES                                                                288                 14
  PRINTING                                                                         178                  7
  CUSTODIAN FEES                                                                   242                 18
  AMORTIZATION OF DEFERRED ORGANIZATIONAL COSTS                                      9                 --
  TRUSTEE FEES                                                                      73                  1
  OTHER EXPENSES                                                                   125                  4
                                                                              --------             ------
      TOTAL EXPENSES, NET OF WAIVERS                                            10,655                302
                                                                              --------             ------
  NET INVESTMENT INCOME                                                        169,367              6,095
                                                                              --------             ------
  NET REALIZED GAIN ON INVESTMENTS                                                  95                 --
                                                                              --------             ------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $169,462             $6,095
                                                                              ========             ======

(1) BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND COMMENCED OPERATIONS ON NOVEMBER 5, 1997. REFLECTS OPERATIONS FOR THE PERIOD FROM NOVEMBER 5, 1997 THROUGH MAY 31, 1998.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================

                                                                                BOSTON                   BOSTON
                                                                          1784 INSTITUTIONAL       1784 INSTITUTIONAL
                                                                             U.S. TREASURY             PRIME MONEY
                                                                           MONEY MARKET FUND           MARKET FUND
                                                                        =======================    ==================
                                                                         6/1/97         6/1/96            11/5/97
                                                                           TO             TO                TO
                                                                         5/31/98        5/31/97         5/31/98 (1)
                                                                        --------       --------     ----------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME                                              $   169,367      $   82,775     $     6,095
  NET REALIZED GAIN (LOSS) ON INVESTMENTS                                     95             (19)             --
                                                                     -----------      ----------     -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   169,462          82,756           6,095
                                                                     -----------      ----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  NET INVESTMENT INCOME                                                 (169,365)        (82,777)         (6,095)
  REALIZED CAPITAL GAINS                                                      --              --              --
                                                                     -----------      ----------     -----------
      TOTAL DISTRIBUTIONS                                               (169,365)        (82,777)         (6,095)
                                                                     -----------      ----------     -----------
SHARE TRANSACTIONS:
  VALUE FROM SHARES ISSUED IN REORGANIZATION (SEE NOTE 6)                     --       1,047,876              --
  PROCEEDS FROM SHARES ISSUED                                         14,628,533       5,295,692       1,438,198
  REINVESTMENT OF CASH DISTRIBUTIONS                                      67,225          40,208           5,560
  COST OF SHARES REDEEMED                                            (13,001,541)     (4,437,001)     (1,141,420)
                                                                     -----------      ----------     -----------
    INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                     1,694,217       1,946,775         302,338
                                                                     -----------      ----------     -----------
TOTAL INCREASE IN NET ASSETS                                           1,694,314       1,946,754         302,338
                                                                     ===========      ==========     ===========
NET ASSETS:
  BEGINNING OF PERIOD                                                  2,591,487         644,733              --
                                                                     -----------      ----------     -----------
NET ASSETS:
  END OF PERIOD                                                      $ 4,285,801      $2,591,487        $302,338
                                                                     ===========      ==========     ===========
CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED IN REORGANIZATION (SEE NOTE 6)                                --       1,047,876              --
  SHARES ISSUED                                                       14,628,533       5,295,692       1,438,198
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS                             67,225          40,208           5,560
  SHARES REDEEMED                                                    (13,001,541)     (4,437,001)     (1,141,420)
                                                                     -----------      ----------     -----------
NET INCREASE IN CAPITAL SHARE TRANSACTIONS                             1,694,217       1,946,775         302,338
                                                                     ===========      ==========     ===========

(1) BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND COMMENCED OPERATIONS ON NOVEMBER 5, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS
================================================================================
BOSTON 1784 INSTITUTIONAL MONEY MARKET FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                RATIO      RATIO OF
                         NET                                NET                NET                  RATIO    OF EXPENSES  NET INCOME
                        ASSET               DISTRIBUTIONS  ASSET             ASSETS     RATIO      OF NET    TO AVERAGE   TO AVERAGE
                        VALUE        NET      FROM NET     VALUE               END    OF EXPENSES  INCOME    NET ASSETS   NET ASSETS
                      BEGINNING  INVESTMENT  INVESTMENT     END     TOTAL   OF PERIOD TO AVERAGE  TO AVERAGE (EXCLUDING   (EXCLUDING
                      OF PERIOD    INCOME      INCOME    OF PERIOD  RETURN    (000)   NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL
U.S. TREASURY MONEY MARKET FUND
  FOR THE YEAR ENDED
    MAY 31, 1998        $1.00       0.05       (0.05)      $1.00     5.36%  $4,285,801    0.33%       5.24%      0.33%       5.24%
  FOR THE YEAR ENDED
    MAY 31, 1997        $1.00       0.05       (0.05)      $1.00     5.16%  $2,591,487    0.33%       5.05%      0.34%       5.04%
  FOR THE YEAR ENDED
    MAY 31, 1996        $1.00       0.05       (0.05)      $1.00     5.45%  $  644,733    0.32%       5.29%      0.39%       5.22%
  FOR THE YEAR ENDED
    MAY 31, 1995        $1.00       0.05       (0.05)      $1.00     5.05%  $  395,585    0.30%       5.12%      0.41%       5.01%
  FOR THE PERIOD ENDED
    MAY 31, 1994 (1)    $1.00       0.03       (0.03)      $1.00     2.99%* $  181,568    0.22%       3.16%      0.55%       2.83%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL
PRIME MONEY MARKET FUND
  FOR THE PERIOD ENDED
    MAY 31, 1998 (2)    $1.00       0.03       (0.03)      $1.00     5.55%  $  302,338    0.27%       5.36%      0.42%       5.21%
------------------------------------------------------------------------------------------------------------------------------------

*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND COMMENCED OPERATIONS ON NOVEMBER 5, 1997. ALL RATIOS FOR THE PERIOD, INCLUDING TOTAL RETURN, HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MAY 31, 1998

NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION

Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund are portfolios of Boston 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is offering shares in 17 separate portfolios (the "Funds") as of May 31, 1998:

MONEY MARKET FUNDS:
BOSTON 1784 TAX-FREE MONEY MARKET FUND
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL U.S. TREASURY
  MONEY MARKET FUND
BOSTON 1784 PRIME MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND

BOND FUNDS:
BOSTON 1784 SHORT-TERM INCOME FUND
BOSTON 1784 INCOME FUND
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM
  INCOME FUND

TAX-EXEMPT INCOME FUNDS:
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS:
BOSTON 1784 ASSET ALLOCATION FUND
BOSTON 1784 GROWTH AND INCOME FUND
BOSTON 1784 GROWTH FUND
BOSTON 1784 INTERNATIONAL EQUITY FUND

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

The financial statements of Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund are included herein. The financial statements of the other Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of managment's estimates. Actual results could differ from these estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund (the "Institutional Funds").

SECURITY VALUATION --
Investment securities of the Institutional Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE AGREEMENTS --
The Institutional Funds invest in tri-party repurchase agreements. Securities pledged as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Adviser are intended to ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counter-party defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Institutional Funds may be delayed or limited.

EXPENSES --
Expenses that are directly related to the Funds are charged directly to the Funds. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS --
Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for the Institutional Funds are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Trust's policy is to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. At May 31, 1998, the total cost of securities for federal income tax purposes was not materially different from amounts reported for financial reporting purposes.

ORGANIZATIONAL COSTS --
These costs have been deferred in the account of the Institutional Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. If any or all of the shares representing initial capital of the Institutional Funds are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

MAY 31, 1998

NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)
================================================================================

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Trust by BankBoston, N.A. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.20% of the average daily net assets for each of the Institutional Funds. Such fee is computed daily and paid monthly. BankBoston, N.A. has voluntarily agreed to waive a portion of its investment advisory fee in order to maintain competitive expense ratios.
     The Institutional Funds and BankBoston, N.A. (the "Custodian") are parties to a custodial agreement dated June 1, 1993 under which the Custodian holds cash, securities and other assets of the Institutional Funds as required by the Investment Company Act of 1940, as amended. The Custodian is entitled to receive an annual fee, to be paid monthly, of 0.01% for the first $100 million in average daily net assets, 0.0075% for the next $100 million and 0.005% of the average daily net assets over $200 million of each of the Institutional Funds. In its capacity as custodian to the Institutional Funds, the Custodian plays no role in determining the investment policies of the Institutional Funds or which securities are to be purchased or sold by the Institutional Funds.

4. ADMINISTRATIVE AND DISTRIBUTION SERVICES

Pursuant to an administration agreement dated December 1, 1996, SEI Investments Mutual Funds Services (formerly SEI Fund Resources), a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's Administrator, and is entitled to receive an annual fee of 0.085% of the Trust's first $5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over $5 billion. Such fee is computed daily and paid monthly.
     SEI Investments Distribution Co. ("SEI Investments"), a wholly-owned subsidiary of SEI Investments Company, acts as the Institutional Funds' Distributor pursuant to a distribution agreement dated June 1, 1993, as amended and restated October 27, 1995. SEI Investments is paid no fees by the Institutional Funds.
     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.
     The Trust has paid legal fees to a law firm, of which the Secretary of the Trust is a member.

5. LINE OF CREDIT

The Institutional Funds have a bank line of credit under which borrowings are secured by investment securities of the Institutional Funds. Borrowings may not exceed 10% of the Institutional Funds' total assets. Borrowings under the line are charged interest at the current overnight Federal Funds rate plus a variable rate determined at the date of borrowing. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the year ended May 31, 1998.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================


6. REORGANIZATION WITH BAYFUNDS

On July 31, 1996, the Board of Trustees of the Trust and on July 31, 1996 and August 15, 1996, the Board of Trustees of BayFunds approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and liabilities of the portfolios of BayFunds in exchange for the issuance of shares in certain Funds in tax-free reorganizations (except in the case of the reorganization of BayFunds U.S. Treasury Money Market Portfolio with Boston 1784 U.S. Treasury Money Market Fund and Boston 1784 Institutional U.S. Treasury Money Market Fund, which did not qualify for tax-free treatment). At a special meeting of the shareholders held on November 6, 1996, the shareholders of BayFunds voted to approve the Reorganization Agreement. Pursuant to the Reorganization Agreement, on November 25, 1996 substantially all of the assets and liabilities attributable to the Institutional Shares of BayFunds U.S. Treasury Money Market Portfolio were transferred to the Fund in exchange for shares of Boston 1784 Institutional U.S. Treasury Money Market Fund.

                                                                                                                   COMBINED
                                                                                                     SHARES       NET ASSETS
                             SHARES       NET ASSETS               BOSTON                          ISSUED IN        AFTER
BAYFUNDS                  AT 11/25/96    AT 11/25/96              1784 FUND                     REORGANIZATION  REORGANIZATION
===============================================================================================================================
U.S. TREASURY MONEY
   MARKET PORTFOLIO
   INSTITUTIONAL SHARES  1,047,875,735  1,047,875,735  INSTITUTIONAL U.S. TREASURY MONEY MARKET  1,047,875,735  2,061,477,418

                                 NAV
                              PER SHARE
                             ON DAY OF
BAYFUNDS                   REORGANIZATION
=========================================
U.S. TREASURY MONEY
   MARKET PORTFOLIO
   INSTITUTIONAL SHARES          1.00

MAY 31, 1998

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

TO THE SHAREHOLDERS AND
BOARD OF TRUSTEES OF BOSTON 1784 INSTITUTIONAL
MONEY MARKET FUNDS


     IN OUR OPINION, THE ACCOMPANYING STATEMENTS OF NET ASSETS AND THE RELATED STATEMENTS OF OPERATIONS AND OF CHANGES IN NET ASSETS AND THE FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF BOSTON 1784 INSTITUTIONAL MONEY MARKET FUNDS (COMPRISING, RESPECTIVELY, BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND AND BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND REFERRED TO COLLECTIVELY HEREIN AS THE "INSTITUTIONAL FUNDS"), AT MAY 31, 1998, THE RESULTS OF THEIR OPERATIONS, CHANGES IN THEIR NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS PRESENTED, IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE INSTITUTIONAL FUNDS' MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH GENERALLY ACCEPTED AUDITING STANDARDS WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT MAY 31, 1998 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.

     PRICEWATERHOUSECOOPERS LLP


     2400 Eleven Penn Center
     Philadelphia, Pennsylvania
     July 10, 1998

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS

NOTICE TO SHAREHOLDERS (UNAUDITED)
================================================================================
FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.


Dear Boston 1784 Funds Shareholders:

         For the fiscal year ended May 31, 1998, Boston 1784 Institutional Money Market Funds are designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                         (A)*          (B)*           (C)*
                       LONG-TERM     MID-TERM       ORDINARY                                (E)**
                     CAPITAL GAINS CAPITAL GAINS     INCOME         TOTAL        (D)**       TAX-        (F)**
                     DISTRIBUTIONS DISTRIBUTIONS  DISTRIBUTIONS DISTRIBUTIONS QUALIFYING    EXEMPT      FOREIGN
                      (TAX BASIS)   (TAX BASIS)    (TAX BASIS)   (TAX BASIS) DIVIDENDS (1) INTEREST   TAX CREDIT
=================================================================================================================
INSTITUTIONAL
  U.S. TREASURY
  MONEY MARKET            0%            0%             100%         100%          0%          0%         0%
INSTITUTIONAL PRIME
  MONEY MARKET            0%            0%             100%         100%          0%          0%         0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE RECEIVED DEDUCTION.
* ITEMS (A) (B) AND (C) ARE BASED ON A PERCENTAGE OF THE FUND'S TOTAL DISTRIBUTIONS.
** ITEMS (D), (E) AND (F) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE FUND.

                                      NOTES
================================================================================

BOARD OF TRUSTEES
David H. Carter
Tarrant Cutler
Kenneth A. Froot
Sara L. Johnson
Kathryn Flacke Muncil
Robert A. Nesher
Alvin J. Silk

INVESTMENT ADVISER
BankBoston, N.A.
Boston, MA 02110

================================================================================

ADMINISTRATOR
SEI Investments Mutual Funds Services
Oaks, PA 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456


LEGAL COUNSEL
Bingham Dana LLP
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

CUSTODIAN
BankBoston, N.A.
Boston, MA 02110

[BOSTON 1784 FUNDS LOGO OMITTED]

BOSTON 1784 FUNDS
P.O. BOX 8524
BOSTON, MA 02266-8524
1-800-BKB-1784

This report and the financial statements contained herein are for the general information of the shareholders of Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund. This report is not authorized for distribution to prospective investors in a fund unless preceded or accompanied by a currently effective prospectus.

                                                                         MF-0150